Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

4.	Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives.

The following is a summary of the Company’s intangible assets:

	March 31, 2025	June 30, 2024

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(2,058,085)	(1,886,052)
Intellectual Property, Net	$235,685	$407,718

Amortization expense was $57,344 in each of the three-month periods ended March 31, 2025 and 2024. Amortization expense was $172,033 in each of the nine-month periods ended March 31, 2025 and 2024. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30, 2025 (Remaining 3 months)	$57,344
2026	178,341
$235,685

5.	Intangible Assets

The Company’s intangible assets consist of intellectual property acquired from LAT Pharma, Inc. and are amortized over their estimated useful lives. The following is a summary of the intangible assets as of June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023

Intellectual Property	$2,293,770	$2,293,770
Less: Accumulated Amortization	(1,886,052)	(1,656,675)
Intellectual Property, Net	$407,718	$637,095

Amortization expense amounted to $229,377 for each of the years ended June 30, 2024 and 2023, respectively. The Company amortizes intellectual property over the expected original useful lives of 10 years.

Estimated future amortization expense is as follows:

Year ending June 30,
2025	$229,377
2026	178,341
$407,718